-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  EXCHANGE FUND
                                  -------------

                              SEMIANNUAL REPORT

                              June 30, 2001

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             INVESTMENT UPDATE

                              About the Fund,
                              Economy and Markets

                              FUND INFORMATION

                              Facts and Figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o Economic growth slowed sharply in the first half of 2001, but the U.S. economy looks more flat than down at midyear.

o Technology companies are saddled with excess inventories, and capital goods spending has declined sharply.

o Consumers continue to spend and home-buying remained strong despite a slight uptick in the jobless rate.

o Short-term interest rates fell dramatically, from 6.0% to 3.75%, as the Federal Reserve took action six times during the six-month period.

THE MARKETS
o Despite a second quarter rebound, major U.S. stock market indexes were down for the period. The S&P 500 returned -6.69%(1). The Nasdaq was off -13.97%.

o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.62% and the Merrill Lynch Mortgage-Backed Securities Index was up 3.56% for the six months ended June 30, 2001.(1)

THE FUND

OVER THE PAST SIX MONTHS
o For the six-month period ended June 30, 2001, State Street Research Exchange Fund returned -10.12%. The fund underperformed the Lipper Large-Cap Core Funds Average, which returned -8.64% for the same period.(1)

o The fund's investments in traditional defensive sectors, such as healthcare and insurance, underperformed. Investments in consumer discretionary, financial services and utilities also experienced disappointing results.

o Investments in IBM, General Motors and Millipore made positive contributions during the period.

CURRENT STRATEGY
o The fund's strategy remains unchanged: invest in high-quality stocks with long- term growth of earnings and dividends.

o We believe that the healthcare, technology and financial services sectors offer excellent long-term growth prospects.

June 30, 2001

(1) The S&P 500 Index (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. The Lipper Large- Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds. The Merrill Lynch Mortgage- Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass- through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2001)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (2)
------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)            10 YEARS       5 YEARS         1 YEAR
------------------------------------------------------------------------
        13.60%                14.52%         14.05%        -12.49%
------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1  EXXON MOBIL                                                           6.5%
2  INTERNATIONAL BUSINESS MACHINES                                       5.8%
3  TARGET                                                                5.5%
4  PFIZER                                                                5.3%
5  GENERAL ELECTRIC                                                      4.4%
6  JOHNSON & JOHNSON                                                     4.4%
7  AMERICAN EXPRESS                                                      4.3%
8  ST. PAUL COMPANIES                                                    4.2%
9  MICROSOFT                                                             3.8%
10 AMERICAN HOME PRODUCTS                                                3.2%

These securities represent an aggregate of 47.4% of net assets. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

DRUGS & BIOTECHNOLOGY                        19.4%
OIL: INTEGRATED INTERNATIONAL                 9.0%
RETAIL                                        8.4%
MULTI-SECTOR                                  7.0%
COMPUTER TECHNOLOGY                           7.0%

Total 50.8%

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

-------------------------------------------------------------------------------
                                                                      VALUE
                                                       SHARES        (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 97.9%
AUTOMOBILES & TRANSPORTATION 1.9%
AUTOMOBILES 1.9%
General Motors Corp. .............................     112,800     $  7,258,680
                                                                 --------------
Total Automobiles & Transportation ...............                    7,258,680
                                                                 --------------
CONSUMER DISCRETIONARY 8.4%
RETAIL 8.4%
Target Corp. .....................................     602,208       20,836,397
Wal-Mart Stores, Inc. ............................     223,200       10,892,160
                                                                 --------------
                                                                     31,728,557
                                                                 --------------
Total Consumer Discretionary .....................                   31,728,557
                                                                 --------------
CONSUMER STAPLES 9.3%
BEVERAGES 3.5%
Anheuser-Busch Companies, Inc. ...................     225,200        9,278,240
Coca-Cola Co. ....................................      87,735        3,948,075
                                                                 --------------
                                                                     13,226,315
                                                                 --------------
FOODS 1.6%
General Mills Inc. ...............................     138,400        6,059,152
                                                                 --------------
HOUSEHOLD PRODUCTS 2.1%
Procter & Gamble Co. .............................     123,200        7,860,160
                                                                 --------------
TOBACCO 2.1%
Philip Morris Companies, Inc. ....................     160,300        8,135,225
                                                                 --------------
Total Consumer Staples ...........................                   35,280,852
                                                                 --------------
FINANCIAL SERVICES 15.2%
BANKS AND SAVINGS & LOANS 1.5%
J.P. Morgan Chase & Co. ..........................     124,728        5,562,869
                                                                 --------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 2.8%
First Data Corp. .................................     165,338       10,622,966
                                                                 --------------
INSURANCE 4.2%
St. Paul Companies, Inc. .........................     314,400       15,936,936
                                                                 --------------
MISCELLANEOUS FINANCIAL 6.7%
American Express Co. .............................     417,006       16,179,833
Federal National Mortgage Association ............     110,400        9,400,560
                                                                 --------------
                                                                     25,580,393
                                                                 --------------
Total Financial Services .........................                   57,703,164
                                                                 --------------
HEALTHCARE 20.0%
DRUGS & BIOTECHNOLOGY 19.4%
American Home Products Corp. .....................     206,944       12,093,807
Johnson & Johnson ................................     330,292       16,514,600
Merck & Company, Inc. ............................     186,244       11,902,854
Novartis AG ADR ..................................     185,384        6,701,632
Pfizer Inc. ......................................     502,800       20,137,140
Pharmacia Corp. ..................................     135,000        6,203,250
                                                                 --------------
                                                                     73,553,283
                                                                 --------------
HOSPITAL SUPPLY 0.6%
Applera Corp. - Celera Genomics Group* ...........      58,000        2,300,280
                                                                 --------------
Total Healthcare .................................                   75,853,563
                                                                 --------------
INTEGRATED OILS 9.0%
INTEGRATED INTERNATIONAL 9.0%
BP PLC ...........................................     187,702     $  9,356,945
Exxon Mobil Corp. ................................     283,842       24,793,598
                                                                 --------------
                                                                     34,150,543
                                                                 --------------
Total Integrated Oils ............................                   34,150,543
                                                                 --------------
MATERIALS & PROCESSING 0.1%
CHEMICALS 0.1%
Syngenta AG ADR* .................................      20,079          216,853
                                                                 --------------
Total Materials & Processing .....................                      216,853
                                                                 --------------
OTHER 7.0%
MULTI-SECTOR 7.0%
Berkshire Hathaway Inc. Cl. B* ...................       4,298        9,885,400
General Electric Co. .............................     344,970       16,817,287
                                                                 --------------
                                                                     26,702,687
                                                                 --------------
Total Other ......................................                   26,702,687
                                                                 --------------
OTHER ENERGY 1.8%
OFFSHORE DRILLING 0.3%
Transocean Sedco Forex Inc. ......................      21,148          872,355
                                                                 --------------
OIL WELL EQUIPMENT & SERVICES 1.5%
Schlumberger Ltd. ................................     109,238        5,751,381
                                                                 --------------
Total Other Energy ...............................                    6,623,736
                                                                 --------------
PRODUCER DURABLES 6.2%
AEROSPACE 1.9%
Boeing Co. .......................................     131,800        7,328,080
                                                                 --------------
MACHINERY 1.6%
Caterpillar Inc. .................................     116,800        5,845,840
                                                                 --------------
PRODUCTION TECHNOLOGY EQUIPMENT 2.7%
Agilent Technologies Inc.* .......................      29,749          966,843
Millipore Corp. ..................................     150,000        9,297,000
                                                                 --------------
                                                                     10,263,843
                                                                 --------------
Total Producer Durables ..........................                   23,437,763
                                                                 --------------
TECHNOLOGY 17.2%
COMMUNICATIONS TECHNOLOGY 3.2%
Corning Inc. .....................................     137,000        2,289,270
General Motors Corp. Cl. H* ......................     161,500        3,270,375
L.M. Ericsson Telephone Co. ADR Cl. B ............   1,219,680        6,561,878
                                                                 --------------
                                                                     12,121,523
                                                                 --------------
COMPUTER SOFTWARE 4.5%
Microsoft Corp.* .................................     199,945       14,358,051
Veritas Software Co.* ............................      40,000        2,695,600
                                                                 --------------
                                                                     17,053,651
                                                                 --------------
COMPUTER TECHNOLOGY 7.0%
Hewlett-Packard Co. ..............................     156,000        4,461,600
International Business Machines Corp. ............     195,022       22,037,486
                                                                 --------------
                                                                     26,499,086
                                                                 --------------
ELECTRONICS 0.9%
Applera Corp. -- Applied Biosystems Group* .......     126,880        3,394,040
                                                                 --------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 1.6%
Texas Instruments Inc. ...........................     199,300        6,277,950
                                                                 --------------
Total Technology .................................                   65,346,250
                                                                 --------------
UTILITIES 1.8%
TELECOMMUNICATIONS 1.8%
Vodafone Group PLC ADR ...........................     309,500        6,917,325
                                                                 --------------
Total Utilities ..................................                    6,917,325
                                                                 --------------
Total Common Stocks (Cost $117,236,684) ..........                  371,219,973
                                                                 --------------

-------------------------------------------------------------------------------
                                    PRINCIPAL      MATURITY
                                     AMOUNT          DATE
-------------------------------------------------------------------------------
COMMERCIAL PAPER 2.3%
Citicorp, 3.71% ...................   $8,581,000     7/02/2001        8,580,116
                                                                 --------------
Total Commercial Paper
  (Cost $8,580,116) ..........................................        8,580,116
                                                                 --------------
Total Investments
  (Cost $125,816,800) - 100.2% ...............................      379,800,089
Cash and Other Assets,
  Less Liabilities - (0.2%) ..................................         (594,606)
                                                                 --------------
Net Assets - 100.0% ..........................................   $  379,205,483
                                                                 ==============

Federal Income Tax Information:
At June 30, 2001, the net unrealized appreciation of
  investments based on cost for federal income tax
  purposes of $116,998,666 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ..............................................     $282,286,481
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value .........      (19,485,058)
                                                                   ------------
                                                                   $262,801,423
                                                                   ============

-------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $125,816,800) (Note 1) ...........     $379,800,089
Cash .........................................................            2,224
Dividends and interest receivable ............................          362,890
Other assets .................................................              650
                                                                   ------------
                                                                   $380,165,853
LIABILITIES
Dividends payable ............................................          481,815
Accrued management fee (Note 2) ..............................          351,068
Accrued trustees' fee (Note 2) ...............................           32,472
Accrued administration fee (Note 2) ..........................           12,709
Accrued transfer agent and shareholder services (Note 2) .....            7,343
Other accrued expenses .......................................           74,963
                                                                   ------------
                                                                        960,370
                                                                   ------------
NET ASSETS ...................................................     $379,205,483
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ........................     $    527,168
  Unrealized appreciation of investments .....................      253,983,289
  Accumulated net realized gain ..............................       13,577,217
  Paid-in capital ............................................      111,117,809
                                                                   ------------
                                                                   $379,205,483
                                                                   ============
Net Asset Value per share
  ($379,205,483 / 734,969 shares) ............................     $     515.95
                                                                   ============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $39,051 ...................     $  2,473,337
Interest .....................................................          194,579
                                                                   ------------
                                                                      2,667,916
EXPENSES
Management fee (Note 2) ......................................          995,031
Custodian fee ................................................           47,384
Administration fee (Note 2) ..................................           42,047
Audit fee ....................................................           18,642
Trustees' fees (Note 2) ......................................           13,300
Transfer agent and shareholder services (Note 2) .............           12,088
Reports to shareholders ......................................            8,200
Legal fees ...................................................            3,184
Miscellaneous ................................................            4,000
                                                                   ------------
                                                                      1,143,876
Fees paid indirectly (Note 2) ................................             (533)
                                                                   ------------
                                                                      1,143,343
                                                                   ------------
Net investment income ........................................        1,524,573
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .............       13,577,217
Net unrealized depreciation of investments ...................      (58,935,064)
                                                                   ------------
Net loss on investments ......................................      (45,357,847)
                                                                   ------------
Net decrease in net assets resulting from operations .........     ($43,833,274)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED          SIX MONTHS ENDED
                                                                DECEMBER 31,           JUNE 30, 2001
                                                                     2000               (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .........................................    $  3,656,923            $  1,524,573
                                                                   ------------            ------------
Net realized gain on investments ..............................      36,948,192              13,577,217
Provision for federal income tax ..............................      (8,369,230)                   --
                                                                   ------------            ------------
                                                                     28,578,962              13,577,217
                                                                   ------------            ------------
Change in unrealized depreciation of investments ..............     (60,416,340)            (58,935,064)
                                                                   ------------            ------------
Net decrease resulting from operations ........................     (28,180,455)            (43,833,274)
                                                                   ------------            ------------
Dividends from net investment income ..........................      (3,542,752)             (1,119,038)
                                                                   ------------            ------------
Share transactions:
Net asset value of shares issued in payment of dividends ......         578,386                 152,341
Cost of shares repurchased ....................................     (16,212,024)            (13,799,038)
                                                                   ------------            ------------
Net decrease from fund share transactions .....................     (15,633,638)            (13,646,697)
                                                                   ------------            ------------
Total decrease in net assets ..................................     (47,356,845)            (58,599,009)

NET ASSETS
Beginning of period ...........................................     485,161,337             437,804,492
                                                                   ------------            ------------
End of period (including undistributed net investment income
  of $121,633 and $527,168, respectively) .....................    $437,804,492            $379,205,483
                                                                   ============            ============

Number of shares:
Issued upon reinvestment of dividends .........................             974                     301
Repurchased ...................................................         (27,148)                (25,732)
                                                                      ---------               ---------
Net decrease in fund shares ...................................       ($ 26,174)              ($ 25,431)
                                                                      =========               =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2001

NOTE 1

State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary with respect to net investment income since the fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any federal excise tax under Section 4982 of the Internal Revenue Code. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended June 30, 2001, there were no loaned securities. During the six months ended June 30, 2001, income from securities lending amounted to $2,634 and is included in interest income.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), have entered into a contract that provides for an annual fee equal to 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2001, the fees pursuant to such agreement amounted to $995,031.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2001, the amount of such expenses was $5,875.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2001, the fund's transfer agent fees were reduced by $533 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $13,300 during the six months ended June 30, 2001. The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research Funds. During the six months ended June 30, 2001, the amount of such expenses was $42,047.

NOTE 3

For the six months ended June 30, 2001, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $14,273,386 representing redemptions in kind, aggregated $0 and $15,990,615, respectively.

NOTE 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 per value per share.

At June 30, 2001, the Adviser owned 13,766 shares of the fund.

STATE STREET RESEARCH EXCHANGE FUND
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                          YEARS ENDED DECEMBER 31                              SIX MONTHS ENDED
                                      --------------------------------------------------------------------       JUNE 30, 2001
                                       1996             1997            1998           1999           2000        (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                         265.44           326.68          421.09         524.22         616.80           575.76
                                     ------           ------          ------         ------         ------           ------
  Net investment income ($)            4.09             4.67            5.00           4.54           4.75             2.06
  Net realized and unrealized
    gain (loss) on investments
    ($)*                              61.76            94.39          103.13          92.69         (41.19)          (60.37)
                                     ------           ------          ------         ------         ------           ------
TOTAL FROM INVESTMENT
  OPERATIONS ($)                      65.85            99.06          108.13          97.23         (36.44)          (58.31)
                                     ------           ------          ------         ------         ------           ------
  Dividends from net investment
    income ($)                        (4.10)           (4.65)          (5.00)         (4.65)         (4.60)           (1.50)
  Distribution from capital
    gains ($)                         (0.51)              --              --             --             --               --
                                     ------           ------          ------         ------         ------           ------
TOTAL DISTRIBUTIONS ($)               (4.61)           (4.65)          (5.00)         (4.65)         (4.60)           (1.50)
                                     ------           ------          ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD ($)   326.68           421.09          524.22         616.80         575.76           515.95
                                     ======           ======          ======         ======         ======           ======
Total return (%)                      26.06            31.71           28.09          18.59          (4.13)          (10.12)(a)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($
  thousands)                        276,724          348,290         431,194        485,161        437,804          379,205
Expense ratio (%)                      0.57             0.56            0.56           0.55           0.55             0.57(b)
Expense ratio after expense
  reductions (%)                       0.57             0.56            0.56           0.55           0.55             0.57(b)
Ratio of net investment income
  to average net assets (%)            1.36             1.19            1.05           0.78           0.78             0.77(b)
Portfolio turnover rate (%)            5.39             2.26            4.52           1.04          10.51             0.00
* After provision for federal
  tax on retained capital gains
  at end of period                     3.07             4.20            9.72             --          11.01               --
-------------------------------------------------------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

STATE STREET RESEARCH EXCHANGE FUND

------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
EXCHANGE FUND                              Chairman of the Board,                 Chairman of the Board, President
One Financial Center                       President and Chief Executive          and Chief Executive Officer
Boston, MA 02111                           Officer                                State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         JOHN S. LOMBARDO
State Street Research &                    Vice President                         BRUCE R. BOND
Management Company                                                                Former Chairman of the Board,
One Financial Center                       JAMES M. WEISS                         Chief Executive Officer and
Boston, MA 02111                           Vice President                         President,
                                                                                  PictureTel Corporation
DISTRIBUTOR                                KENNARD WOODWORTH, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       DOUGLAS A. ROMICH                      for Finance and Operations
Boston, MA 02111                           Treasurer                              and Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       EDWARD T. GALLIVAN, JR.
State Street Research                      Assistant Treasurer                    DEAN O. MORTON
Service Center                                                                    Former Executive Vice
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               President, Chief Operating
Boston, MA 02266-8408                      Secretary and General Counsel          Officer and Director,
1-87-SSR-FUNDS (1-877-773-8637)                                                   Hewlett-Packard Company
                                           DARMAN A. WING
CUSTODIAN                                  Assistant Secretary and                SUSAN M. PHILLIPS
State Street Bank and                      Assistant General Counsel              Dean, School of Business and
Trust Company                                                                     Public Management, George
225 Franklin Street                        SUSAN E. BREEN                         Washington University; former
Boston, MA 02110                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
LEGAL COUNSEL                              AMY L. SIMMONS                         Chairman and Commissioner of
Goodwin Procter LLP                        Assistant Secretary                    the Commodity Futures Trading
Exchange Place                                                                    Commission
Boston, MA 02109
                                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

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STATE STREET RESEARCH EXCHANGE FUND
One Financial Center
Boston, MA 02111-2690


QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us on the Internet at:
        www.ssrfunds.com
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.


CONTROL NUMBER: (exp0802) SSR-LD                                   EX-2191-0801